Total Capital and Net Income (Loss) Per Common Unit - Additional Information - Series C Preferred Units and Series C-1 Preferred Units (Details) - USD ($)		1 Months Ended		3 Months Ended		9 Months Ended
	Jul. 31, 2015	Jun. 30, 2016	Jul. 31, 2015	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Limited Partners' Capital Account [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount				12,600,000	9,700,000	39,000,000	3,300,000
Convertible Preferred Stock, Terms of Conversion, Optional Conversion to Common Units, Volume Weighted Average Price of Common Units, Dollar value	$ 35.925
Exchange of Convertible Preferred Units (note 12)						$ 20,644,000
Common Units [Member]
Limited Partners' Capital Account [Line Items]
Public offering made by Partnership, units		22,000,000
Conversion of Convertible Preferred Units, units		1,900,000
Inducement Premium on Series C Preferred Units Conversion [Member]
Limited Partners' Capital Account [Line Items]
Conversion of Convertible Preferred Units, units		6,400,000
Conversion of convertible preferred units		$ 37,700,000
Limited Partner [Member]
Limited Partners' Capital Account [Line Items]
Conversion of convertible preferred units				$ 0	$ 0	$ (36,961,000)	$ 0
Limited Partner [Member] | Common Units [Member]
Limited Partners' Capital Account [Line Items]
Public offering made by Partnership, units						25,648,000
Conversion of Convertible Preferred Units, units						8,324,000
Series C Preferred Stock [Member]
Limited Partners' Capital Account [Line Items]
Public offering made by Partnership, units			10,400,000
Preferred units dividend rate			8.60%
Contributed capital	$ 249,800,000		$ 249,800,000
Conversion period			18 months
Shares issued upon conversion	1		1
Period for optional conversion to common units			3 years
Series C Preferred Stock [Member] | Induced Exchange of Series C Preferred Units [Member]
Limited Partners' Capital Account [Line Items]
Shares converted		1,900,000
Series C Preferred Stock [Member] | Extinguishment of Series C Preferred Units [Member]
Limited Partners' Capital Account [Line Items]
Shares converted		8,500,000
Series C-1 Preferred Units [Member]
Limited Partners' Capital Account [Line Items]
Shares issued upon conversion				1.474		1.474
Period for optional conversion to common units		3 years
Conversion of Convertible Preferred Units, units		8,500,000
Volume weighted average price of common units, percent of issuance price		150.00%
Issuance price (usd per share)		$ 16.25
Dividend payment terms, discount on 10 days trading volume weighted average price, percent		2.00%
Warrant [Member]
Limited Partners' Capital Account [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount				2,300,000		6,800,000